Segment Reporting - Summary of Net Revenue by Geographic Areas (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	$ 1,893.6	$ 1,546.3	$ 1,323.1
Interest income on customer balances	806.1	758.3	610.0
Interest expense on customer liabilities	(196.9)	(205.7)	(157.0)
Net revenue	2,502.8	2,098.9	1,776.1
Europe (excluding UK) [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	569.4	467.0	404.6
Interest income on customer balances	271.1	281.1	231.8
Interest expense on customer liabilities	(127.3)	(154.8)	(135.6)
Net revenue	713.2	593.3	500.8
Asia-Pacific [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	450.5	336.5	272.0
Interest income on customer balances	65.4	47.0	25.5
Interest expense on customer liabilities	0.0	0.0	0.0
Net revenue	515.9	383.5	297.5
United States of America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	261.9	229.7	209.6
Interest income on customer balances	160.1	136.9	101.9
Interest expense on customer liabilities	(56.8)	(49.1)	(21.4)
Net revenue	365.2	317.5	290.1
United Kingdom [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	329.1	288.9	254.8
Interest income on customer balances	257.2	258.8	223.9
Interest expense on customer liabilities	0.0	0.0	0.0
Net revenue	586.3	547.7	478.7
Rest of the World [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Transaction revenue	282.7	224.2	182.1
Interest income on customer balances	52.3	34.5	26.9
Interest expense on customer liabilities	(12.8)	(1.8)	0.0
Net revenue	$ 322.2	$ 256.9	$ 209.0